Other Expenses (Income) - Summary of Other Expenses (Income) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Expense Income [Abstract]
Write-down of mine equipment	$ 3,551
Write-down of investment	3,850
Management fee income	(1,168)	$ (1,043)
Special shareholder meeting costs		4,894
Other financing costs		616
Other operating expense (income), net	108	(395)
Other (income) expenses	$ 6,341	$ 4,072